Consolidated Statements of Cash Flows (Parenthetical) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Defined Benefit Plan Disclosure [Line Items]
Convertible securities	$ 435	$ 1,000	$ 995
Short-term debt from shareholders			60
Related Party [Member]
Defined Benefit Plan Disclosure [Line Items]
Convertible securities	50	200	100
Short-term debt from shareholders	$ 0	$ 0	$ 60